Business combinations - Purchase Consdieration (Details) - USD ($) $ in Thousands			12 Months Ended
	Nov. 30, 2022	Jul. 01, 2022	Dec. 31, 2022
Disclosure of detailed information about business combination [line items]
Cash consideration paid			$ 18,931
Cash and cash equivalents recognised as of acquisition date			(636)
Net outflow of cash -investing activities			$ 18,295
VBI
Disclosure of detailed information about business combination [line items]
Cash consideration paid		$ 10,815
Cash and cash equivalents recognised as of acquisition date		(600)
Net outflow of cash -investing activities		$ 10,215
Igah
Disclosure of detailed information about business combination [line items]
Cash consideration paid	$ 8,116
Cash and cash equivalents recognised as of acquisition date	(36)
Net outflow of cash -investing activities	$ 8,080